Property, Plant and Equipment - Narrative (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Interest expense on lease liabilities		$ 106,000,000
PPE, not subject to depletion, depreciation and amortization	$ 6,800,000,000	6,800,000,000	$ 5,200,000,000
Write-downs (reversals of write-downs) of property, plant and equipment			56,000,000
Adjustments for gain (loss) on disposals, property, plant and equipment		$ 8,000,000	4,000,000
Discount rate used in previous measurement of fair value less costs of disposal	10.00%	10.00%
Undeveloped land
Disclosure of detailed information about property, plant and equipment [line items]
Land	$ 127,000,000	$ 127,000,000	117,000,000
Lima Refining Company
Disclosure of detailed information about property, plant and equipment [line items]
Disposals and retirements, property, plant and equipment		(254,000,000)
Exploration and Production(1)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss		(2,240,000,000)	0
Canadian Refined Products
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss		90,000,000	$ 0
Upstream
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount of asset or cash-generating unit	5,600,000,000	5,600,000,000
Downstream
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount of asset or cash-generating unit	100,000,000	$ 100,000,000
Prince George Refinery
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from disposals of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	$ 215,000,000
Information about sale and leaseback transactions	55
Gains (losses) arising from sale and leaseback transactions	$ 2,000,000
After tax gains from sale and leaseback transactions	1,000,000
Other assets | Prince George Refinery
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from disposals of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	$ 53,500,000